Risk Management - Market risk (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) recognized in result	R$ 958,005	R$ 864,184	R$ (2,207,470)
Assets	18,721,293	18,533,473
Commodity price risk [member] | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(6,561,288)
Currency risk [member] | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	2,882,537	2,691,792
Liabilities	(25,897,002)	(27,753,019)
Net exposure	(23,014,465)	(25,061,227)		$ (4,410,845)		$ (4,490,857)
Currency risk [member] | Exposure to US$ | Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(1,051,379)	(624,162)
Currency risk [member] | Exposure to US$ | Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(7,299,291)	(8,506,445)
Currency risk [member] | Exposure to US$ | Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(14,525,385)	(14,814,400)
Currency risk [member] | Exposure to US$ | Provisions and other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(3,020,947)	(3,808,012)
Currency risk [member] | Exposure to US$ | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	56,487	244,239
Currency risk [member] | Exposure to US$ | Short-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0	0
Currency risk [member] | Exposure to US$ | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	166,012	100,640
Currency risk [member] | Exposure to US$ | Security deposits and maintenance reserves
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	2,471,349	1,918,517
Currency risk [member] | Exposure to US$ | Aircraft sublease
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	176,053	274,198
Currency risk [member] | Exposure to US$ | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	12,636	154,198
Currency risk [member] | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	741,095	911,071
Liabilities	0	0
Net exposure	741,095	911,071			€ 133,066		€ 144,134
Currency risk [member] | Exposure to € | Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Provisions and other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	8,052	4,352
Currency risk [member] | Exposure to € | Short-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	733,043	906,719
Currency risk [member] | Exposure to € | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0	0
Currency risk [member] | Exposure to € | Security deposits and maintenance reserves
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0	0
Currency risk [member] | Exposure to € | Aircraft sublease
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0	0
Currency risk [member] | Exposure to € | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	R$ 0	R$ 0